REVENUE (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF PRODUCT AND SERVICE REVENUE
For the period ended March 31,	2022	2021
Product sales	$1,637,716	$1,129,307
Drone service	406,096	409,963
Services	750	466
	$2,044,562	$1,539,736

SCHEDULE OF GEOGRAPHIC REVENUE	Geographic revenue segmentation is as follows:

For the three months ended March 31,	2022	2021
Canada	$1,467,830	$769,380
United States	576,732	770,356
	$2,044,562	$1,539,736

SCHEDULE OF OPERATING SEGMENTS

Non-current assets for each geographic segment are as follows:

As at March 31, 2022	Canada	United States
Goodwill	$2,166,564	$3,719,669
Property and equipment	293,179	-
Intangible assets	208,139	336,285
Investments	257,817	-
Notes receivable	786,055	1,143,432
Right of use assets	437,266	-
	$4,149,020	$5,199,386